Capital transactions (Detail Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in fair value of warrants		$ 4,852,399
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	3,906,853	3,906,853
Warrants liability	21	716,648
Decrease in fair value of warrants	716,627	4,852,399
Company issued warrants exercisable
Expected term (year)	5 years
Callable condition, percentage of common stock trade minimum threshold limit of exercise price	150.00%
Callable condition, average trading volume of minimum threshold limit of common stock	$ 150,000
Callable condition, minimum number of trading days	10 days
Warrant | April 9, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	36,973
Expected term (year)	3 years 9 months 11 days
Warrant exercisable date	Apr. 09, 2017
Warrant | February 5, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	590,446
Expected term (year)	1 year 7 months 6 days
Warrant exercisable date	Feb. 05, 2015
Warrant | March 11, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	3,082,027
Expected term (year)	1 year 8 months 12 days
Warrant exercisable date	Mar. 11, 2015
Warrant | March 18, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	117,163
Expected term (year)	1 year 8 months 19 days
Warrant exercisable date	Mar. 18, 2015
Warrant | March 11, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	30,244
Expected term (year)	1 year 8 months 12 days
Warrant exercisable date	Mar. 11, 2015
Warrant | July 1, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable	50,000
Expected term (year)	2 years
Warrant exercisable date	Jul. 01, 2015